Cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation	$ 9,009	$ 0	$ 470
Cost of revenues [Member]
Revenue sharing fees and content costs	1,020,174	1,158,435	812,706
Payment handling costs	165,421	212,655	190,583
Bandwidth costs	77,496	96,536	120,419
Salary and welfare	87,629	116,679	102,330
Depreciation and amortization	70,666	87,339	61,021
Technical service fee	63,328	55,874	59,325
Share-based compensation	8,185	8,089	5,797
Other costs	66,489	45,543	25,965
Total	$ 1,559,388	$ 1,781,150	$ 1,378,146